FINANCIAL INSTRUMENTS - Gains (Losses) Recognized in AOCI (Details) - Cash Flow Hedging - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Gain (loss) recognized in current earnings
Gains (losses) recognized in accumulated other comprehensive loss	$ (2.8)	$ 0.8	$ (0.8)
Cash flow net loss to be reclassified within the next 12 months	0.3
Foreign exchange contracts
Gain (loss) recognized in current earnings
Gains (losses) recognized in accumulated other comprehensive loss	(2.2)	0.2	(0.1)
Commodity contracts
Gain (loss) recognized in current earnings
Gains (losses) recognized in accumulated other comprehensive loss	$ (0.6)	$ 0.6	$ (0.7)